Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Schedule of intangible assets

		As of December 31, 2022
	Weighted-
	average	Gross			Net
	amortization	carrying	Accumulated	Impairment	carrying
	period	amount	amortization	amount	amount
	Year	RMB	RMB	RMB	RMB
Customer relationship	3-5.5	3,540	(1,971)	(1,569)	—
Software	3	4,836	(4,144)	(167)	525
Brand	8-10	5,033	(1,630)	(2,100)	1,303
Backlog	3	800	(800)	—	—
License	15	22,340	(3,954)	(3,600)	14,786
Crypto assets	—	4,010	—	(2,285)	1,725
Total		40,559	(12,499)	(9,721)	18,339

		As of December 31, 2021
	Weighted-
	average	Gross			Net
	amortization	carrying	Accumulated	Impairment	carrying
	period	amount	amortization	amount	amount
	Year	RMB	RMB	RMB	RMB
Technology	8.5	71,000	(11,137)	(59,863)	—
Customer relationship	3-5.5	26,326	(7,059)	(18,030)	1,237
Non-compete agreement	5.5	28,900	(7,006)	(21,894)	—
Software	3	5,743	(4,157)	(833)	753
Brand	8-10	4,844	(1,086)	—	3,758
Backlog	3	800	(793)	—	7
License	15	22,226	(2,706)	(3,600)	15,920
Total		159,839	(33,944)	(104,220)	21,675

Schedule of expected amortization expense relating to intangible assets for the next five years and thereafter

Amount
RMB
2023	1,641
2024	1,641
2025	1,627
2026	1,519
2027	1,426
Thereafter	8,760
16,614